LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 7) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Delinquent and Non-Accrual Loans
Period of repayment performance for non-accrual loans to return to an accrual status	6 months
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	$ 5,109,274	$ 4,179,503
60 to 89 Days Due	1,420,296	2,068,863
90 Days or More Past Due	5,030,449	14,050,159
Total Past Due	11,560,019	20,298,525
Current	1,115,279,892	986,675,857
Total loans receivable	1,126,839,911	1,006,974,382
90 Days or More And Still Accruing		4,278,495
Nonaccrual	27,152,492	27,768,149
Commercial Loan [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
Total loans receivable	716,595,562	636,138,165
Residential Real Estate [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	4,905,896	4,135,816
60 to 89 Days Due	1,107,340	1,784,028
90 Days or More Past Due	3,758,047	6,195,299
Total Past Due	9,771,283	12,115,143
Current	396,442,535	355,958,065
Total loans receivable	406,213,818	368,073,208
Nonaccrual	16,915,314	18,902,743
Residential First Mortgage [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	2,859,631	2,661,510
60 to 89 Days Due	169,242	1,033,315
90 Days or More Past Due	3,189,220	4,618,113
Total Past Due	6,218,093	8,312,938
Current	269,552,935	204,993,105
Total loans receivable	275,771,028	213,306,043
Nonaccrual	12,319,237	14,593,039
Residential Second Mortgage [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	419,156	172,686
60 to 89 Days Due	594,765	44,601
90 Days or More Past Due	136,093	366,645
Total Past Due	1,150,014	583,932
Current	38,709,836	42,743,577
Total loans receivable	39,859,850	43,327,509
Nonaccrual	1,980,668	1,510,637
Home Equity Lines of Credit [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	1,627,109	1,301,620
60 to 89 Days Due	343,333	706,112
90 Days or More Past Due	432,734	1,210,541
Total Past Due	2,403,176	3,218,273
Current	88,179,764	108,221,383
Total loans receivable	90,582,940	111,439,656
Nonaccrual	2,615,409	2,799,067
Commercial Real Estate [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	201,961	43,132
60 to 89 Days Due	312,956	281,672
90 Days or More Past Due	1,272,402	7,837,873
Total Past Due	1,787,319	8,162,677
Current	714,808,243	627,975,488
Total loans receivable	716,595,562	636,138,165
90 Days or More And Still Accruing		4,278,495
Nonaccrual	10,222,559	8,758,681
Commercial And Multi Family Real Estate [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	105,905
60 to 89 Days Due	273,635	278,163
90 Days or More Past Due	397,641	3,108,453
Total Past Due	777,181	3,386,616
Current	396,613,928	344,732,193
Total loans receivable	397,391,109	348,118,809
Nonaccrual	4,467,240	6,039,604
Commercial Land Acquisition And Development [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
90 Days or More Past Due	38,250	4,278,495
Total Past Due	38,250	4,278,495
Current	37,070,797	36,234,753
Total loans receivable	37,109,047	40,513,248
90 Days or More And Still Accruing		4,278,495
Nonaccrual	3,772,677	43,706
Commercial Real Estate Construction Financing Receivable [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due		18,957
60 to 89 Days Due	39,321
Total Past Due	39,321	18,957
Current	46,381,012	20,506,816
Total loans receivable	46,420,333	20,525,773
Nonaccrual	39,321	38,439
Commercial And Industrial [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	96,056	24,175
60 to 89 Days Due		3,509
90 Days or More Past Due	836,511	450,925
Total Past Due	932,567	478,609
Current	234,742,506	226,501,726
Total loans receivable	235,675,073	226,980,335
Nonaccrual	1,943,321	2,636,932
Consumer And Other [Member]
Recorded investment in loans receivable by class that were 30 days or more past due
30 to 59 Days Past Due	1,417	555
60 to 89 Days Due		3,163
90 Days or More Past Due		16,987
Total Past Due	1,417	20,705
Current	4,029,114	2,742,304
Total loans receivable	4,030,531	2,763,009
Nonaccrual	$ 14,619	$ 106,725